Condensed Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 5,351,000	$ 10,832,000	$ 5,119,000
Accounts receivable, net	733,000	394,000	1,088,000
Inventory	62,000	187,000	179,000
Prepaid expenses and other current assets	366,000	321,000	399,000
Total current assets	6,512,000	11,734,000	6,785,000
Property and equipment, net	1,014,000	1,153,000	1,214,000
Deferred offering costs			47,000
Security deposits	15,000	15,000	43,000
Total assets	7,541,000	12,902,000	8,089,000
Current liabilities:
Accounts payable	51,000	242,000	255,000
Accrued liabilities	1,649,000	1,018,000	361,000
Note payable - related party	1,105,000	1,105,000
Amounts due to related party			1,045,000
Lease termination/abandonment payable - current portion			248,000
Other current liabilities	48,000	103,000	80,000
Total current liabilities	2,853,000	2,468,000	1,989,000
Other noncurrent liabilities	2,000	24,000	109,000
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	7,000	7,000	3,000
Additional paid in capital	29,751,000	28,371,000	12,628,000
Accumulated deficit	(25,072,000)	(17,968,000)	(6,640,000)
Total stockholders' equity	4,686,000	10,410,000	5,991,000
Total liabilities and stockholders' equity	$ 7,541,000	$ 12,902,000	$ 8,089,000